Annual Total Returns - Fidelity Advisor® Energy Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Energy Fund - Fidelity Advisor Energy Fund-Class A	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	4.45%
Annual Return 2013	23.84%
Annual Return 2014	(12.76%)
Annual Return 2015	(20.65%)
Annual Return 2016	32.90%
Annual Return 2017	(2.86%)
Annual Return 2018	(25.11%)
Annual Return 2019	9.75%
Annual Return 2020	(32.73%)
Annual Return 2021	54.53%